Optionally Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Abstract]
Summary of Ordinary Shares to be Issued to the Holders of Optionally Convertible Promissory Notes

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of December 31, 2020	7,530,542	1,489,748

Interest accrued at effective interest rate	495,079	—
Interest paid	(446,953)	—
Exchange differences	(173,565)	—

Carrying value as of December 31, 2021	7,405,103	1,489,748

Interest accrued at effective interest rate	521,747	—
Interest paid	(493,134)	—
Exchange differences	709,192	—

Carrying value as of December 31, 2022	8,142,908	1,489,748